Inventories, Net	6 Months Ended
Mar. 31, 2024
Inventories, Net [Abstract]
INVENTORIES

NOTE 5 – INVENTORIES, NET

Inventories, net as of March 31, 2024 and September 30, 2023 consisted of the following:

	March 31, 2024	September 30, 2023
Raw materials	$17,410,025	$13,243,104
Work in process	269,044	247,113
Finished goods	11,270,827	13,216,411
Total inventories	28,949,896	$26,706,629
Less: inventory valuation allowance	-	-
Inventories, net	$28,949,896	$26,706,629